Taxes (Tables)	6 Months Ended
Sep. 30, 2025
Taxes [Abstract]
Schedule of Reconciles Singapore Statutory Rates

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	Six months ended September 30
	2024	2025	2025
	S$	S$	US$
Income before income tax	1,454,184	3,123,910	2,421,635
Singapore statutory income tax rate	17%	17%	17%
Income tax expense computed at statutory rate	247,211	531,065	411,678

Reconciling items:
Income not subject to tax in Singapore	(163)	(2,120)	(1,643)
Non-deductible expenses	48,876	32,779	25,410
Tax exemption and rebates	(48,732)	(37,092)	(28,753)
Underprovision of tax in prior financial year	89,985	(35,025)	(27,152)
Others	—	—	—
Income tax expense	337,177	489,607	379,540